Assets/Liabilities for Insurance Contracts - Summary of Statutory Reserves (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure Of Statutory Reserves [abstract]
Unearned Premiums and Similar	$ 327,392	$ 296,487	$ 241,924
Premiums and Surcharges	316,672	301,076	293,729
Premiums on Passive Reinsurance	(14,516)	(35,710)	(52,067)
Active Reinsurance	25,236	30,948
Insufficient Premiums		173	262
Mathematical Reserves	243,833	292,768	319,303
Mathematical Reserves - Individual Life Insurance	80,545	88,543	91,918
Mathematical Reserves - Individual Retirement Insurance	67,088	47,960	54,051
Mathematical Reserves of Life Annuities	95,179	118,224	133,611
Provision for Restoring the Mathematical Reserve	7	12	6
Fluctuation Funds	1,014	38,029	39,717
Total	$ 571,225	$ 589,255	$ 561,227